Acquisitions and Divestitures (Tables)	12 Months Ended
Dec. 31, 2017
Williams Olefins, L.L.C. [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Results of Operations of Disposal Group [Table Text Block]
The following table presents the results of operations for the Geismar Interest, excluding the gain noted above.

	Years Ended December 31,
	2017	2016
	(Millions)
Income (loss) before income taxes of the Geismar Interest	$26	$141

Canadian Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Results of Operations of Disposal Group [Table Text Block]
The following table presents the results of operations for the Canadian disposal group, excluding the impairment and loss noted above.

	Years Ended December 31,
	2017	2016
	(Millions)
Income (loss) before income taxes of the Canadian disposal group	$—	$(9)